Borrowings (Details Narrative) $ in Thousands, $ in Millions	Feb. 26, 2021 shares	Jul. 31, 2021 USD ($)	Feb. 10, 2021 NZD ($)	Feb. 10, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings
Borrowings			$ 14.5	$ 10,400	$ 12,525
Converted shares	4,002,789